UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-8644

Variable Insurance Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH			43219
(Address of principal executive offices)			(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2005

Item 1. Reports to Stockholders.

The following are copies of the annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the "Act").

Fifth Third

Quality Growth VIP Fund

The Fund's 1 Year and since inception average annual total returns as of December 31, 2005 were 6.07% and -4.25% respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The chart represents the historical performance of a hypothetical investment of $10,000 in the Fifth Third Quality Growth VIP Fund from 1/26/01 to 12/31/05 versus a similar investment in the Fund's benchmarks. The returns include Fund level expenses, but exclude insurance contract charges.

During the period shown, the Advisor, Administrator and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The Fund's performance is measured against the Standard & Poor's 500® Stock Index ("S&P 500® Index") and the Russell 1000® Growth Index. The S&P 500® Index is generally representative of the U.S. stock market as a whole. The Russell 1000® Growth Index measures the performance of 1,000 securities found in the Russell universe with higher price-to-book ratios and higher forecasted growth values. The S&P 500® Index and the Russell 1000® Growth Index are unmanaged indices and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Q.How did the Fund perform during the one-year period ended December 31, 2005?

The Fund advanced 6.07%, outperforming its primary benchmark, the Russell 1000® Growth Index, which gained 5.26%, and its secondary benchmark, the S&P 500 Index, which returned 4.91%.

Q.What factors affected the Fund's performance during the period?

Seemingly lost among the year-long worries over volatile oil and natural gas prices and rising short-term interest rates was relatively good news on the economic front. The U.S. gross domestic product expanded at a solid, steady clip – even in the aftermath of the Gulf Coast hurricanes – and inflation remained essentially under control. Accordingly, corporations reported very strong earnings growth – well ahead of the modest expectations set early in the year when investors were overly cautious.

The Fund's holdings followed a similar path, slipping early on but posting steady returns through the balance of the year. Leading the way were energy sector investments, which gained momentum as oil and natural gas costs surged. The Fund held a modest overweight in the group, relative to the benchmark, with a notable lift coming from oilfield services firms.

Other top performers included the consumer discretionary and financial services sectors. Specialty and high-end retailers that catered to consumers less affected by higher gas prices carried the discretionary stake, with the rise providing for some profit-taking opportunities.

Brokerage and capital market firms involved in a robust merger and acquisition market boosted financial services holdings. Less successful were companies that profit from a dynamic yield curve as short-term rates increased and long-term rates remained low. While the Fund avoided such holdings for much of the year, it stepped into select insurance and banking stocks later on as valuations reached attractive levels.

Modestly hindering performance was the industrials sector, where companies hampered by easing economic growth sold off. The Fund liquidated some of its more economically sensitive names when priced at levels that seemed to fully reflect earnings prospects.

Investment Risk Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Fifth Third

Balanced VIP Fund

The Fund's 1 Year and since inception average annual total returns as of December 31, 2005 were 2.02% and 7.59%, respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The chart represents the historical performance of a hypothetical investment of $10,000 in the Fifth Third Balanced VIP Fund from 7/15/02 to 12/31/05 versus a similar investment in the Fund's benchmarks. The returns include Fund level expenses, but exclude insurance contract charges.

During the period shown, the Advisor, Administrator and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The Fund's performance is measured against the Standard & Poor's 500® Stock Index ("S&P 500® Index") and the Lehman Brothers Aggregate Bond Index. The S&P 500® Index is generally representative of the U.S. stock market as a whole. The Lehman Brothers Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least one year to final maturity. The S&P 500® Index and Lehman Brothers Aggregate Bond Index are unmanaged indices and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Q.How did the Fund perform during the one-year period ended December 31, 2005?

The Fund returned 2.02%, trailing its benchmark, a hypothetical composite stock and bond index consisting of the S&P 500® Index and the Lehman Brothers Aggregate Bond Index. Separately, the S&P 500 Index gained 4.91% and the Lehman Brothers Aggregate Bond Index posted a 2.43% return.

Q.What factors affected the Fund's performance during the period?

A cautious stance in the energy sector diminished the Fund's performance during the period. While oil and natural gas prices did prove quite volatile, validating the reasoning behind the Fund's position, related stocks rallied nicely, lifting the sector to Index-leading returns. Select stocks within the information technology group also weighed on the Fund's performance as pricing and competitive pressures flared throughout the industry.

Names within the retail, business services and restaurant groups generated gains for the Fund's consumer discretionary stake. Underweight positions, relative to the benchmark, in the telecommunication services and utilities sectors also contributed positively, while an emphasis on generic drug makers boosted returns from the healthcare group.

By the period's close, the Fund had reduced its tech weighting and redirected some of the proceeds into materials-related companies that are better-suited for a slower economic environment featuring higher energy costs.

Within the fixed income portion of the Fund, an overweight position in government agency bonds from entities such as Fannie Mae and Freddie Mac boosted returns, along with an aversion to corporate debentures. The agency securities, which offered slightly better yields and lower risk profiles, outperformed much of the bond market, while corporate issues slumped amid broad economic uncertainties.

The Fund's short duration strategy, designed to offset the effect of rising short-term interest rates, enhanced performance as the Federal Reserve moved its prime lending rate from 2.25% to 4.25% during the year.

Investment Risk Considerations

Stocks are more volatile and carry more risk and return potential than other forms of investments. Bonds offer a relatively stable level of income, although bond prices will fluctuate, providing the potential for principal gain or loss. Cash equivalents offer low risk and low return potential.

Fifth Third

Mid Cap VIP Fund

The Fund's 1 Year and since inception average annual total returns as of December 31, 2005 were 10.00% and 16.80%, respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The chart represents the historical performance of a hypothetical investment of $10,000 in the Fifth Third Mid Cap VIP Fund from 7/15/02 to 12/31/05 versus a similar investment in the Fund's benchmarks. The returns include Fund level expenses, but exclude insurance contract charges.

During the period shown, the Advisor, Administrator and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The Fund's performance is measured against the Russell MidCap® Index and the Russell MidCap® Growth Index. The Russell MidCap® Index measures the performance of the 800 smallest companies in the Russell 1000® Index, which represent approximately 25% of the total market value of the Russell 1000® Index. The Russell MidCap® Growth Index measures the performance of those securities found in the Russell MidCap universe with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. The Russell MidCap® Index and the Russell MidCap® Growth Index are unmanaged indices and do not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Q.How did the Fund perform during the one-year period ended December 31, 2005?

The Fund gained 10.00%, lagging its primary benchmark, the Russell MidCap® Index, which returned 12.65%, and its secondary benchmark, the Russell MidCap® Growth Index which returned 12.10%.

Q.What factors affected the Fund's performance during the period?

Continuing a multi-year trend, mid cap stocks outperformed smaller and larger sized equities during the period. Providing a healthy backdrop, the broader economy, as defined by gross domestic product growth, was unfazed by volatile energy prices, which reached unprecedented highs, and rising short-term interest rates. Although the price of oil increased over 50% during the year, GDP expanded by more than 3% for the year and corporate profits remained healthy.

A portion of the steady economic improvement sidestepped the information technology sector, which sagged as corporations steered discretionary expenditures toward costly Sarbanes-Oxley Act compliance measures. Poor stock selection and weightings within the sector exacerbated the challenges for the Fund as it was underweight in semiconductor-related names, which experienced a late-period rise, and overweight in the sluggish communications equipment group.

Also diminishing returns was the Fund's healthcare sector exposure. Despite an overweight position for much of the period, an emphasis on medical equipment and drugs led to returns that trailed the benchmark, which enjoyed a sizeable lift from service firms – where the Fund had less exposure.

Fueling gains was the Fund's overweight stake in the energy sector as exploration and production stocks and oilfield services firms thrived. Timely additions of holdings early in the year enhanced effective stock selection.

Good stock selection further bolstered returns from the consumer discretionary and industrial sectors. Overall, the discretionary group struggled in the Index, but the combination of an underweight stake and investment in a solid collection of growth-oriented specialty retailers aided the Fund. An aversion to the poorly performing media industry also helped. Machinery and industrial distribution stocks propelled the Fund's industrial sector position.

Investment Risk Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Mid capitalization stocks typically carry additional risk, since smaller companies generally have higher risk of failure and, historically, their stocks have experienced a greater degree of volatility.

Fifth Third

Disciplined Value VIP Fund

The Fund's 1 Year and since inception average annual total returns as of December 31, 2005 were 6.44% and 15.74%, respectively. The returns quoted assume the reinvestment of dividends and capital gains distributions.

Past performance is not indicative of future results. The investment return and NAV will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The chart represents the historical performance of a hypothetical investment of $10,000 in the Fifth Third Disciplined Value VIP Fund from 7/15/02 to 12/31/05 versus a similar investment in the Fund's benchmark. The returns include Fund level expenses, but exclude insurance contract charges.

During the period shown, the Advisor, Administrator and/or affiliates waived and/or reimbursed fees for various expenses. Had these waivers and/or reimbursements not been in effect, performance would have been lower.

The Fund's performance is measured against the Russell 1000® Value Index. The Russell 1000® Value Index is an unmanaged index that measures performance of 1,000 securities found in the Russell universe with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and fund accounting fees. Investors cannot invest directly in an index, although they can invest in the underlying securities.

Q.How did the Fund perform during the one-year period ended December 31, 2005?

The Fund advanced 6.44%, compared with the 7.05% return generated by its benchmark, the Russell 1000® Value Index.

Q.What factors affected the Fund's performance during the period?

In 2005, energy costs, inflation fears and higher interest rates contributed to stock volatility while overshadowing what was otherwise a year of healthy economic growth. As the year drew to a close, pessimistic sentiment seemed to lift as the initial uncertainty and panic over the double whammy of hurricanes Katrina and Rita abated, resulting in retreating energy prices, continuing strength in industrial activity and improving consumer confidence. The brighter conditions sparked a rebound that lifted the benchmark more than 3% in November.

For the sixth straight year, value stocks outperformed growth holdings and the broader S&P 500® Index as well. For most of 2005, larger companies with lower risk profiles, modest yields and positive earnings revisions led the benchmark, which helped the Fund outperform. As the year drew to a close, however, riskier growth-oriented names rallied, which hurt the Fund's performance relative to the benchmark.

For many investors, 2005 will be remembered as the year of energy stocks, but in fact, all but two sectors within the benchmark posted gains. The energy sector led all advancers, returning over 26% on the back of high oil and gas prices. Within the Fund, energy sector stock selection drove performance, offsetting a cautious equal weighting versus the benchmark. The Index's second best performing sector was utilities, but the Fund's underweight exposure to the group weighed down the return.

Other detractors included the materials sector, where the Fund's emphasis on paper manufacturers lagged the strong returns posted by precious metals and mining stocks, and select healthcare holdings that were hindered by delays in the development of potential catalysts.

The Fund's underweight position in the consumer discretionary sector, including no exposure to struggling media and broadcast companies, aided performance. An underweight in the weak telecommunications sector also proved advantageous.

Investment Risk Considerations

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes. Common stocks, and funds investing in common stocks, generally provide greater return potential when compared with other types of investments.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Fifth Third Quality Growth VIP Fund

Schedule of Portfolio Investments
December 31, 2005

Shares	Security Description	Value
COMMON STOCKS — (98.9%)
7,200	ACE Ltd.	$384,768
5,714	ADC Telecommunications, Inc. *	127,651
7,600	Advanced Micro Devices, Inc. *	232,560
6,700	Allstate Corp.	362,269
8,600	Amgen, Inc. *	678,196
23,300	Applied Materials, Inc.	418,002
3,100	Baker Hughes, Inc.	188,418
10,500	Bank of America Corp.	484,575
10,200	Best Buy Co., Inc.	443,496
7,500	Broadcom Corp., Class A *	353,625
5,800	Capital One Financial Corp.	501,120
10,300	Caremark Rx, Inc. *	533,437
4,400	Cintas Corp.	181,192
9,000	Coach, Inc. *	300,060
16,700	Comverse Technology, Inc. *	444,053
21,400	CVS Corp.	565,388
4,000	Danaher Corp.	223,120
3,400	Electronic Arts, Inc. *	177,854
56,000	EMC Corp. *	762,720
2,600	Emerson Electric Corp.	194,220
400	Exxon Mobil Corp.	22,468
7,200	General Electric Corp.	252,360
5,300	Gilead Sciences, Inc. *	278,939
10,700	Henry Schein, Inc. *	466,948
9,200	Home Depot, Inc.	372,416
2,700	Infosys Technologies Ltd., ADR	218,322
16,900	Intel Corp.	421,824
1,900	ITT Industries, Inc.	195,358
5,500	Jabil Circuit, Inc. *	203,995
4,400	Johnson & Johnson	264,440
6,800	KLA-Tencor Corp.	335,444
7,500	L-3 Communications Holdings, Inc.	557,625
3,700	Lowe's Cos., Inc.	246,642
8,000	Marriott International, Inc., Class A	535,760
3,000	Merrill Lynch & Co., Inc.	203,190
18,200	Microsoft Corp.	475,930
2,200	Morgan Stanley	124,828
19,400	Motorola, Inc.	438,246
6,690	National-Oilwell Varco, Inc. *	419,463
4,600	Nordstrom, Inc.	172,040
1,900	Northern Trust Corp.	98,458
6,600	Office Depot, Inc. *	207,240
2,700	PepsiCo, Inc.	159,516
6,600	Pharmaceutical Product Development, Inc.	408,870
6,700	Procter & Gamble Co.	387,796
9,200	QUALCOMM, Inc.	396,336
7,000	Red Hat, Inc. *	190,680
10,700	Rockwell Automation, Inc.	633,012
7,500	Station Casinos, Inc.	508,500
2,500	T. Rowe Price Group, Inc.	180,075
1,500	Teleflex, Inc.	97,470
9,300	Teva Pharmaceutical Industries Ltd., ADR	399,993
16,000	Texas Instruments, Inc.	513,120
6,602	WellPoint, Inc. *	526,739

Shares	Security Description	Value
3,700	Wm. Wrigley Jr. Co.	$246,013
4,900	Yahoo, Inc. *	191,982
	Total Common Stocks	18,908,762
MONEY MARKETS — (1.2%)
109,975	Dreyfus Cash Management Money Market Fund	109,975
110,028	Federated Prime Value Obligations Money Market Fund	110,028
	Total Money Markets	220,003
	Total Investments (Cost $16,645,023) (a) — 100.1%	19,128,765
	Liabilities in excess of other assets — (0.1)%	(17,533)
NET ASSETS — 100.0%		$19,111,232

See notes to schedules of portfolio investments and notes to financial statements.

Fifth Third Balanced VIP Fund

Schedule of Portfolio Investments
December 31, 2005

Shares or Principal Amount	Security Description	Value
COMMON STOCKS — (61.6%)
332	Abbott Laboratories	$13,091
612	Air Products and Chemicals, Inc.	36,224
522	Allstate Corp.	28,225
609	Alltel Corp.	38,428
900	American International Group, Inc.	61,407
631	Analog Devices, Inc.	22,634
348	Automatic Data Processing, Inc.	15,970
801	Bank of New York Co., Inc.	25,512
1,311	Citigroup, Inc.	63,623
573	Coca-Cola Co.	23,098
555	Ecolab, Inc.	20,130
640	Emerson Electric Corp.	47,808
706	Exxon Mobil Corp.	39,656
451	FPL Group, Inc.	18,744
1,494	General Electric Corp.	52,365
844	Honeywell International, Inc.	31,439
1,599	Intel Corp.	39,911
278	Jacobs Engineering Group, Inc. *	18,868
536	Johnson & Johnson	32,214
339	Maxim Integrated Products, Inc.	12,285
1,190	McDonald's Corp.	40,127
615	Medco Health Solutions, Inc. *	34,317
2,202	Microsoft Corp.	57,582
1,394	Mylan Laboratories, Inc.	27,824
189	Noble Corp.	13,332
298	Omnicom Group, Inc.	25,369
405	PepsiCo, Inc.	23,927
491	Praxair, Inc.	26,003
1,014	Procter & Gamble Co.	58,690
376	Prudential Financial, Inc.	27,519
208	Schlumberger Ltd.	20,207
300	Sherwin-Williams Co.	13,626
973	Synovus Financial Corp.	26,281
793	Target Corp.	43,591
753	Teva Pharmaceutical Industries Ltd., ADR	32,387
357	UnionBanCal Corp.	24,533
339	United Technologies Corp.	18,953
331	Walgreen Co.	14,650
840	Weatherford International Ltd. *	30,408
826	Wells Fargo & Co.	51,897
	Total Common Stocks	1,252,855
U.S. GOVERNMENT AGENCIES — (29.2%)
	Fannie Mae (11.6%)
$25,000	3.13%, 7/15/06	24,805
30,000	5.75%, 2/15/08	30,603
25,000	6.63%, 9/15/09	26,584
50,000	6.63%, 11/15/10	54,033
25,000	5.50%, 3/15/11	25,841
50,000	4.13%, 4/15/14	47,680
20,000	7.25%, 5/15/30	26,468
		236,014

Shares or Principal Amount	Security Description	Value
	Federal Home Loan Bank (6.1%)
$50,000	2.88%, 9/15/06	$49,384
25,000	4.63%, 2/15/12	24,768
25,000	3.88%, 6/14/13	23,558
25,000	5.25%, 6/18/14	25,766
		123,476
	Freddie Mac (11.5%)
50,000	2.88%, 5/15/07	48,762
35,000	2.75%, 3/15/08	33,581
50,000	3.63%, 9/15/08	48,616
50,000	3.38%, 4/15/09	47,963
30,000	6.00%, 6/15/11	31,754
25,000	5.13%, 7/15/12	25,457
		236,133
	Total U.S. Government Agencies	595,623
U.S. TREASURY OBLIGATIONS — (6.8%)
	U.S. Treasury Bonds (2.0%)
20,000	6.13%, 11/15/27	24,134
15,000	5.38%, 2/15/31	16,849
		40,983
	U.S. Treasury Notes (4.8%)
30,000	2.50%, 10/31/06	29,537
70,000	3.00%, 2/15/08	68,062
		97,599
	Total U.S. Treasury Obligations	138,582
MONEY MARKETS — (5.9%)
60,937	Dreyfus Cash Management Money Market Fund	60,937
60,108	Federated Prime Value Obligations Money Market Fund	60,108
	Total Money Markets	121,045
	Total Investments (Cost $1,956,319) (a) — 103.5%	2,108,105
	Liabilities in excess of other assets — (3.5)%	(71,359)
NET ASSETS — 100.0%		$2,036,746

See notes to schedules of portfolio investments and notes to financial statements.

Fifth Third Mid Cap VIP Fund

Schedule of Portfolio Investments
December 31, 2005

Shares	Security Description	Value
COMMON STOCKS — (98.7%)
5,850	Advance Auto Parts, Inc. *	$254,241
7,600	Akamai Technologies, Inc. *	151,468
5,200	Allegheny Technologies, Inc.	187,616
5,400	Alliance Data Systems Corp. *	192,240
18,400	Altera Corp. *	340,952
8,200	Amdocs Ltd. *	225,500
5,250	American Capital Strategies Ltd.	190,103
22,800	American Medical Systems Holdings, Inc. *	406,523
4,300	Analog Devices, Inc.	154,241
6,600	Autodesk, Inc.	283,470
5,100	Avid Technology, Inc. *	279,276
2,700	Biomet, Inc.	98,739
4,500	Broadcom Corp., Class A *	212,175
5,600	C.H. Robinson Worldwide, Inc.	207,368
2,200	C.R. Bard, Inc.	145,024
5,200	CACI International, Inc., Class A *	298,376
3,450	Caremark Rx, Inc. *	178,676
3,900	Carters, Inc. *	229,515
7,300	Chico's FAS, Inc. *	320,689
11,300	CNET Networks, Inc. *	165,997
5,500	Coach, Inc. *	183,370
5,000	Cognizant Technology Solutions Corp. *	251,750
13,500	Comverse Technology, Inc. *	358,965
2,650	Corporate Executive Board Co.	237,705
6,900	Covance, Inc. *	334,995
14,000	Cytyc Corp. *	395,220
5,500	D. R. Horton, Inc.	196,515
4,500	Dean Foods Co. *	169,470
4,300	Fastenal Co.	168,517
5,900	Fidelity National Financial, Inc.	217,061
4,250	Fisher Scientific International, Inc. *	262,905
4,200	GEN-Probe, Inc. *	204,918
1,400	Getty Images, Inc. *	124,978
3,200	Gilead Sciences, Inc. *	168,416
7,000	GlobalSantaFe Corp.	337,050
8,100	Hughes Supply, Inc.	290,385
5,500	IDEX Corp.	226,105
1,700	ITT Industries, Inc.	174,794
7,800	Jabil Circuit, Inc. *	289,302
12,375	Joy Global, Inc.	495,000
7,700	Laureate Education, Inc. *	404,327
2,900	Lennar Corp., Class A	176,958
4,600	Manpower, Inc.	213,900
3,400	Marriott International, Inc., Class A	227,698
8,500	Maxim Integrated Products, Inc.	308,040
6,600	Michael's Stores, Inc.	233,442
3,900	Microchip Technology, Inc.	125,385
6,200	MICROS Systems, Inc. *	299,584
5,400	Nabors Industries Ltd. *	409,049
7,000	National-Oilwell Varco, Inc. *	438,900
4,400	Network Appliance, Inc. *	118,800
6,900	Nextel Partners Inc., Class A *	192,786
4,900	Polo Ralph Lauren Corp.	275,086
4,400	Precision Castparts Corp.	227,964
5,500	Respironics, Inc. *	203,885
8,700	Scientific Games Corp., Class A *	237,336

Shares	Security Description	Value
4,200	Starwood Hotels & Resorts Worldwide, Inc.	$268,212
3,900	Station Casinos, Inc.	264,420
3,904	Stericycle, Inc. *	229,868
4,500	T. Rowe Price Group, Inc.	324,135
3,600	TCF Financial Corp.	97,704
8,400	Thermo Electron Corp. *	253,092
3,100	Triad Hospitals, Inc. *	121,613
7,200	Ultra Petroleum Corp. *	401,760
6,000	Urban Outfitters, Inc. *	151,860
6,000	VeriSign, Inc. *	131,520
9,700	WESCO International, Inc. *	414,481
5,200	Williams-Sonoma, Inc. *	224,380
6,800	Xilinx, Inc.	171,428
7,100	XTO Energy, Inc.	311,974
1,000	Zimmer Holdings, Inc. *	67,440
	Total Common Stocks	17,136,637
MONEY MARKETS — (1.5%)
132,990	Dreyfus Cash Management Money Market Fund	132,990
126,155	Federated Prime Value Obligations Money Market Fund	126,155
	Total Money Markets	259,145
	Total Investments (Cost $13,574,542) (a) — 100.2%	17,395,782
	Liabilities in excess of other assets — (0.2)%	(43,289)
NET ASSETS — 100.0%		$17,352,493

See notes to schedules of portfolio investments and notes to financial statements.

Fifth Third Disciplined Value VIP Fund

Schedule of Portfolio Investments
December 31, 2005

Shares	Security Description	Value
COMMON STOCKS — (94.2%)
12,500	Abbott Laboratories	$492,875
3,000	Alltel Corp.	189,300
5,900	American International Group, Inc.	402,557
1,900	Anadarko Petroleum Corp.	180,025
6,200	Applied Materials, Inc.	111,228
10,700	Bank of America Corp.	493,805
16,500	Bank of New York Co., Inc.	525,524
8,150	Bristol-Myers Squibb Co.	187,287
7,600	Cadbury Schweppes PLC ADR	291,004
6,200	Carnival Corp.	331,514
3,050	Caterpillar, Inc.	176,199
8,900	Chevron Corp.	505,253
8,300	CIT Group, Inc.	429,774
4,800	Coca-Cola Co.	193,488
11,300	ConAgra, Inc.	229,164
9,700	ConocoPhillips	564,346
7,700	CVS Corp.	203,434
2,700	Deere & Co.	183,897
9,975	Dow Chemical Co.	437,105
2,900	Duke Energy Corp.	79,605
4,300	Edison International	187,523
3,600	Exelon Corp.	191,304
1,635	Federated Department Stores, Inc.	108,450
4,200	FirstEnergy Corp.	205,758
4,700	Gannett, Inc.	284,679
2,450	General Dynamics Corp.	279,423
8,100	General Electric Corp.	283,905
9,700	H.J. Heinz Co.	327,084
7,200	Hartford Financial Services Group, Inc.	618,408
9,300	Health Management Associates, Inc., Class A	204,228
7,575	Hewlett-Packard Co.	216,872
15,100	Honda Motor Co., Ltd.	437,447
13,050	Honeywell International, Inc.	486,113
3,525	IBM Corp.	289,755
14,675	J.P. Morgan Chase & Co.	582,450
11,550	KeyCorp	380,342
3,000	Laboratory Corp. of America Holdings *	161,550
7,800	Lubrizol Corp.	338,754
10,900	Marathon Oil Corp.	664,572
5,250	Masco Corp.	158,498
11,700	McDonald's Corp.	394,524
8,475	Merrill Lynch & Co., Inc.	574,012
15,500	MetLife, Inc.	759,499
7,100	Molson Coors Brewing Co., Class B	475,629
8,150	National City Corp.	273,596
4,600	Parker Hannifin Corp.	303,416
22,000	Pfizer, Inc.	513,040
1,500	Questar Corp.	113,550
6,000	R.R. Donnelley & Sons Co.	205,260
8,400	Royal Dutch Shell PLC ADR, A Shares	516,516
10,600	Safeway, Inc.	250,796
3,600	Sherwin-Williams Co.	163,512
8,800	Sprint Nextel Corp.	205,568
9,275	SunTrust Banks, Inc.	674,848
9,200	United Technologies Corp.	514,372
5,600	Valero Energy	288,960

Shares	Security Description	Value
8,875	Verizon Communications, Inc.	$267,315
3,400	Weyerhaeuser Co.	225,556
	Total Common Stocks	19,334,468
MONEY MARKETS — (5.8%)
602,486	Dreyfus Cash Management Money Market Fund	602,487
594,853	Federated Prime Value Obligations Money Market Fund	594,853
	Total Money Markets	1,197,340
	Total Investments (Cost $18,038,847) (a) — 100.0%	20,531,808
	Liabilities in excess of other assets — 0.0%	(5,719)
NET ASSETS — 100.0%		$20,526,089

See notes to schedules of portfolio investments and notes to financial statements.

Fifth Third Variable Insurance Funds

Notes to Schedules of Portfolio Investments
December 31, 2005

*  Non-income producing security.

(a)  Represents cost for financial reporting purposes.

ADR — American Depositary Receipt

PLC — Public Liability Company

The cost basis of investments for federal income tax purposes at December 31, 2005 was as follows:

	Cost of Investments	Net Unrealized Appreciation	Gross Unrealized Appreciation	Gross Unrealized Depreciation
Quality Growth VIP Fund	$16,645,023	$2,483,742	$2,674,463	$(190,721)
Balanced VIP Fund	1,956,319	151,786	171,765	(19,979)
Mid Cap VIP Fund	13,574,542	3,821,240	4,055,407	(234,167)
Disciplined Value VIP Fund	18,048,419	2,483,389	2,974,024	(490,635)

The table below reflects the Balanced VIP Fund's activities in written options, all of which were for purposes of earning additional income during the period. The Balanced VIP Fund did not hold any options at the end of the period and no other Funds engaged in written option contracts during the year ended December 31, 2005.

	Balance at December 31, 2004	Options written	Options expired	Balance at December 31, 2005
Number of Contracts
Balanced VIP	—	(400)	400	—
Premiums
Balanced VIP	$—	$172	$(172)	$—

The investment concentrations for the Funds as a percentage of net assets, by industry, as of December 31, 2005, were as follows:

	Quality Growth VIP Fund	Balanced VIP Fund	Mid Cap VIP Fund	Disciplined Value VIP Fund
Advertising	—	1.20%	0.70%	—
Aerospace/Defense	2.90%	0.90%	—	3.90%
Apparel	1.60%	—	4.00%	—
Auto Manufacturers	—	—	—	2.10%
Banks	3.10%	6.40%	0.60%	11.40%
Beverages	0.80%	2.30%	—	3.30%
Biotechnology	3.50%	—	—	—
Building Materials	—	—	—	0.80%
Cash Equivalents	1.20%	5.90%	1.50%	5.80%
Chemicals	—	4.00%	—	3.80%
Commercial Services	2.10%	—	6.00%	1.00%
Computers	4.00%	—	3.90%	2.50%
Cosmetics/Personal Care	2.00%	2.90%	—	—
Distribution/Wholesale	—	—	5.00%	—
Diversified Financial Services	5.30%	3.10%	1.90%	7.70%
Electric	—	0.90%	—	3.20%
Electrical Components & Equipment	1.00%	2.30%	—	—
Electronics	1.10%	—	4.60%	1.50%
Engineering & Construction	—	0.90%	—	—
Entertainment	—	—	1.40%	—
Environmental Control	—	—	1.30%	—
Food	1.30%	—	1.00%	5.30%
Forest Products & Paper	—	—	—	1.10%
Healthcare-Products	3.80%	1.60%	8.70%	—
Healthcare-Services	2.80%	—	2.60%	1.80%
Home Builders	—	—	2.20%	—
Insurance	3.90%	5.90%	1.30%	8.70%
Internet	1.00%	—	2.60%	—
Investment Companies	—	—	1.10%	—
Iron/Steel	—	—	1.10%	—
Leisure Time	—	—	—	1.60%
Lodging	5.50%	—	4.40%	—
Machinery-Construction & Mining	—	—	4.20%	0.90%
Machinery-Diversified	3.30%	—	—	0.90%
Media	—	—	—	1.40%
Metal Fabricate/Hardware	—	—	1.30%	—
Miscellaneous Manufacturing	4.00%	4.80%	1.00%	4.50%
Oil & Gas	0.10%	2.60%	8.30%	13.30%
Oil & Gas Services	3.20%	2.50%	2.50%	—
Pharmaceuticals	6.30%	5.30%	2.00%	5.80%
Pipelines	—	—	—	0.60%
Retail	10.50%	4.80%	6.80%	3.40%
Semiconductors	11.90%	3.70%	7.50%	0.50%
Software	5.60%	3.60%	5.00%	—
Sovereign	—	36.00%	—	—
Telecommunications	7.40%	1.90%	4.50%	3.20%
Textiles	0.90%	—	—	—
Transportation	—	—	1.20%	—

See notes to financial statements.

Fifth Third Variable Insurance Funds

Statements of Assets and Liabilities
December 31, 2005

	Quality Growth VIP Fund	Balanced VIP Fund	Mid Cap VIP Fund	Disciplined Value VIP Fund
Assets:
Investments, at cost	$16,645,023	$1,956,319	$13,574,542	$18,038,847
Net unrealized appreciation	2,483,742	151,786	3,821,240	2,492,961
Investments, at value	19,128,765	2,108,105	17,395,782	20,531,808
Interest and dividends receivable	11,686	9,550	9,995	20,589
Receivable for investments sold	—	—	142,753	—
Receivable from investment advisor	—	194	—	—
Prepaid expenses	2,179	142	2,001	2,565
Total assets	19,142,630	2,117,991	17,550,531	20,554,962
Liabilities:
Payable to custodian	—	68,843	—	—
Payable for investments purchased	—	—	170,734	—
Accrued expenses and other payables	31,398	12,402	27,304	28,873
Total liabilities	31,398	81,245	198,038	28,873
Net Assets:
Capital	16,930,280	1,852,408	13,641,527	17,476,159
Accumulated net investment income	—	12,885	5,133	166,106
Accumulated net realized gain/(loss) from investment and option transactions	(302,790)	19,667	(115,407)	390,863
Net unrealized appreciation of investments	2,483,742	151,786	3,821,240	2,492,961
Net Assets	$19,111,232	$2,036,746	$17,352,493	$20,526,089
Outstanding units of beneficial interest (shares)	2,367,374	172,445	1,015,836	1,307,261

Net asset value — offering and redemption price per share	$8.07	$11.81	$17.08	$15.70

See notes to financial statements.

Fifth Third Variable Insurance Funds

Statements of Operations
For the year ended December 31, 2005

	Quality Growth VIP Fund	Balanced VIP Fund	Mid Cap VIP Fund	Disciplined Value VIP Fund
Investment income:
Interest income	$2,885	$29,548	$8,234	$8,176
Dividend income	131,710	22,706	186,754	444,308
Total income	134,595	52,254	194,988	452,484
Expenses:
Investment advisory fees	125,444	15,719	127,676	148,735
Administration fees	8,064	884	7,182	8,367
Accounting fees	31,604	33,006	31,876	31,339
Independent auditor fees	11,796	11,546	11,765	11,562
Legal fees	21,481	2,375	18,835	21,439
Transfer agent fees	10,602	10,075	10,531	10,608
Trustees' fees and expenses	1,954	205	1,748	2,026
Other	17,570	2,373	15,738	32,093
Total expenses	228,515	76,183	225,351	266,169
Less: Reimbursement from Advisor	(3,630)	(29,272)	(22,320)	(19,441)
Less: Reimbursement/waiver by Administrator and/or affiliates	(27,686)	(25,293)	(27,392)	(42,069)
Net expenses	197,199	21,618	175,639	204,659
Net investment income (loss)	(62,604)	30,636	19,349	247,825
Realized/unrealized gains (losses) on investments and options:
Net realized gains from investment and option transactions	244,484	19,667	113,712	297,292
Change in unrealized appreciation/depreciation of investments	1,004,305	(9,858)	1,499,705	641,959
Net realized and unrealized gains (losses) on investments and options	1,248,789	9,809	1,613,417	939,251
Change in net assets resulting from operations	$1,186,185	$40,445	$1,632,766	$1,187,076

See notes to financial statements.

Fifth Third Variable Insurance Funds

Statements of Changes in Net Assets

	Quality Growth VIP Fund		Balanced VIP Fund
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2005	For the year ended December 31, 2004
From investment activities:
Operations:
Net investment income (loss)	$(62,604)	$4,329	$30,636	$26,933
Net realized gains (losses) from investment and option transactions	244,484	(157,994)	19,667	54,292
Change in unrealized appreciation/depreciation of investments	1,004,305	626,856	(9,858)	12,032
Change in net assets resulting from operations	1,186,185	473,191	40,445	93,257
Distributions to shareholders:
From net investment income	(4,794)	—	(30,294)	(14,390)
From net realized gains	—	—	(54,292)	(19,921)
Change in net assets from shareholder distributions	(4,794)	—	(84,586)	(34,311)
Capital transactions:
Proceeds from shares issued	3,741,674	9,082,618	241,295	1,188,634
Dividends reinvested	4,794	—	84,586	34,311
Cost of shares redeemed	(2,541,076)	(623,346)	(165,902)	(867,839)
Change in net assets from capital transactions	1,205,392	8,459,272	159,979	355,106
Change in net assets	2,386,783	8,932,463	115,838	414,052
Net assets:
Beginning of period	16,724,449	7,791,986	1,920,908	1,506,856
End of period	$19,111,232	$16,724,449	$2,036,746	$1,920,908

Undistributed net investment income	$—	$4,329	$12,885	$12,543

Share transactions:
Issued	504,127	1,255,858	20,026	102,270
Reinvested	615	—	7,140	2,951
Redeemed	(335,602)	(89,016)	(13,790)	(74,691)
Change in shares	169,140	1,166,842	13,376	30,530

See notes to financial statements.

Fifth Third Variable Insurance Funds

Statements of Changes in Net Assets

	Mid Cap VIP Fund		Disciplined Value VIP Fund
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2005	For the year ended December 31, 2004
From investment activities:
Operations:
Net investment income (loss)	$19,349	$(53,364)	$247,825	$112,283
Net realized gains (losses) from investment transactions	113,712	(227,521)	297,292	228,776
Change in unrealized appreciation/depreciation of investments	1,499,705	1,472,848	641,959	1,093,351
Change in net assets resulting from operations	1,632,766	1,191,963	1,187,076	1,434,410
Distributions to shareholders:
From net investment income	(14,216)	—	(246,484)	(77,281)
From net realized gains	—	—	—	(9,871)
Change in net assets from shareholder distributions	(14,216)	—	(246,484)	(87,152)
Capital transactions:
Proceeds from shares issued	3,132,335	8,343,730	5,272,119	9,408,216
Dividends reinvested	14,216	—	246,484	87,152
Cost of shares redeemed	(1,929,518)	(700,976)	(1,584,738)	(597,995)
Change in net assets from capital transactions	1,217,033	7,642,754	3,933,865	8,897,373
Change in net assets	2,835,583	8,834,717	4,874,457	10,244,631
Net assets:
Beginning of period	14,516,910	5,682,193	15,651,632	5,407,001
End of period	$17,352,493	$14,516,910	$20,526,089	$15,651,632

Undistributed net investment income	$5,133	$—	$166,106	$35,002

Share transactions:
Issued	203,180	584,399	347,565	680,307
Reinvested	836	—	15,833	6,271
Redeemed	(122,479)	(49,770)	(104,038)	(43,950)
Change in shares	81,537	534,629	259,360	642,628

See notes to financial statements.

Fifth Third Variable Insurance Funds

Financial Highlights

(For a share outstanding throughout the period)

	Quality Growth VIP Fund
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	For the year ended December 31, 2002	January 26, 2001 to December 31, 2001 (a)
Net asset value, beginning of period	$7.61	$7.55	$5.78	$8.26	$10.00
Investment activities:
Net investment income (loss)	(0.03)	— ^	(0.02)	(0.01)	(0.01)
Net realized and unrealized gains	0.49	0.06	1.79	(2.47)	(1.73)
Total investment activities	0.46	0.06	1.77	(2.48)	(1.74)
Distributions:
From net investment income	— ^	—	—	—	—
Total distributions	— ^	—	—	—	—
Net asset value, end of period	$8.07	$7.61	$7.55	$5.78	$8.26
Total return	6.07%	0.79%	30.62%	(30.02%)	(17.40	%)(b)
Ratios/supplemental data:
Net Assets, at end of period (000s)	$19,111	$16,724	$7,792	$3,067	$914
Ratios of expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10	%(c)
Ratios of net investment income (loss) to average net assets	(0.35%)	0.04%	(0.31%)	(0.25%)	(0.22	%)(c)
Ratios of expenses to average net assets (d)	1.27%	1.49%	2.91%	6.30%	3.25	%(c)
Portfolio turnover rate	91.45%	28.00%	16.45%	12.03%	32.52%

^  Amount is less than $0.005 per share.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d)  During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

See notes to financial statements.

Fifth Third Variable Insurance Funds

Financial Highlights

(For a share outstanding throughout the period)

	Balanced VIP Fund
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	July 15, 2002 to December 31, 2002 (a)
Net asset value, beginning of period	$12.08	$11.72	$10.49	$10.00
Investment activities:
Net investment income (loss)	0.17	0.18	0.09	0.05
Net realized and unrealized gains	0.07	0.41	1.38	0.49
Total investment activities	0.24	0.59	1.47	0.54
Distributions:
From net investment income	(0.18)	(0.10)	(0.11)	(0.05)
From net realized gains	(0.33)	(0.13)	(0.13)	—
Total distributions	(0.51)	(0.23)	(0.24)	(0.05)
Net asset value, end of period	$11.81	$12.08	$11.72	$10.49
Total return	2.02%	5.11%	14.04%	5.37	%(b)
Ratios/supplemental data:
Net Assets, at end of period (000s)	$2,037	$1,921	$1,507	$708
Ratios of expenses to average net assets	1.10%	1.10%	1.10%	1.06	%(c)
Ratios of net investment income (loss) to average net assets	1.56%	1.56%	0.91%	1.06	%(c)
Ratios of expenses to average net assets (d)	3.88%	4.25%	6.36%	14.99	%(c)
Portfolio turnover rate	73.35%	74.01%	69.22%	12.20%

^  Amount is less than $0.005 per share.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d)  During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

See notes to financial statements.

Fifth Third Variable Insurance Funds

Financial Highlights

(For a share outstanding throughout the period)

	Mid Cap VIP Fund
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	July 15, 2002 to December 31, 2002 (a)
Net asset value, beginning of period	$15.54	$14.22	$10.50	$10.00
Investment activities:
Net investment income (loss)	0.02	(0.06)	(0.05)	(0.02)
Net realized and unrealized gains	1.53	1.38	3.79	0.52
Total investment activities	1.55	1.32	3.74	0.50
Distributions:
From net investment income	(0.01)	—	—	—
From net realized gains	—	—	(0.02)	—
Total distributions	(0.01)	—	(0.02)	—
Net asset value, end of period	$17.08	$15.54	$14.22	$10.50
Total return	10.00%	9.28%	35.66%	5.00	%(b)
Ratios/supplemental data:
Net Assets, at end of period (000s)	$17,352	$14,517	$5,682	$762
Ratios of expenses to average net assets	1.10%	1.10%	1.10%	1.10	%(c)
Ratios of net investment income (loss) to average net assets	0.12%	(0.54%)	(0.72%)	(0.59	%)(c)
Ratios of expenses to average net assets (d)	1.41%	1.67%	3.65%	14.16	%(c)
Portfolio turnover rate	55.31%	37.35%	46.79%	0.00%

^  Amount is less than $0.005 per share.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d)  During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

See notes to financial statements.

Fifth Third Variable Insurance Funds

Financial Highlights

(For a share outstanding throughout the period)

	Disciplined Value VIP Fund
	For the year ended December 31, 2005	For the year ended December 31, 2004	For the year ended December 31, 2003	July 15, 2002 to December 31, 2002 (a)
Net asset value, beginning of period	$14.94	$13.34	$10.28	$10.00
Investment activities:
Net investment income (loss)	0.20	0.14	0.14	0.07
Net realized and unrealized gains	0.76	1.58	3.24	0.28
Total investment activities	0.96	1.72	3.38	0.35
Distributions:
From net investment income	(0.20)	(0.11)	(0.15)	(0.07)
From net realized gains	—	(0.01)	(0.17)	—
Total distributions	(0.20)	(0.12)	(0.32)	(0.07)
Net asset value, end of period	$15.70	$14.94	$13.34	$10.28
Total return	6.44%	12.96%	33.26%	3.53	%(b)
Ratios/supplemental data:
Net Assets, at end of period (000s)	$20,526	$15,652	$5,407	$740
Ratios of expenses to average net assets	1.10%	1.10%	1.10%	1.10	%(c)
Ratios of net investment income (loss) to average net assets	1.33%	1.12%	1.40%	1.80	%(c)
Ratios of expenses to average net assets (d)	1.43%	1.64%	3.83%	14.83	%(c)
Portfolio turnover rate	28.38%	19.86%	28.43%	36.68%

^  Amount is less than $0.005 per share.

(a)  Period from commencement of operations.

(b)  Not annualized.

(c)  Annualized.

(d)  During various periods, certain fees were reduced. The ratios shown do not include these fee reductions.

See notes to financial statements.

Fifth Third Variable Insurance Funds

Notes to Financial Statements
December 31, 2005

1.  Organization:

The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company established as a Massachusetts business trust.

The Trust is authorized to issue an unlimited number of shares without par value. As of the date of this report, the Trust offered multiple separate series, each with its own investment objective. The accompanying financial statements are for the Fifth Third Quality Growth VIP Fund ("Quality Growth VIP Fund"), the Fifth Third Balanced VIP Fund ("Balanced VIP Fund"), the Fifth Third Mid Cap VIP Fund ("Mid Cap VIP Fund") and the Fifth Third Disciplined Value VIP Fund ("Disciplined Value VIP Fund") (individually a "Fund" and collectively the "Fifth Third Variable Insurance Funds" or "Funds"). Shares of the Funds are offered to separate accounts of Hartford Life Insurance Company and Jackson National Life Insurance Company, as well as other eligible purchasers.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnification. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss is remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation—Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's), are valued at the closing price on the exchange or system where the security is principally traded. If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price ("NOCP"), if applicable. Investments for which there are no such quotations, or quotations which are not deemed to be reliable, are valued at fair value as determined in good faith by Fund management pursuant to guidelines established by the Board of Trustees of the Trust. Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by the closing bid as supplied by an independent pricing service approved by the Board of Trustees of the Trust. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value. Investments in investment companies are valued at their respective net asset values as reported by such companies.

Securities Transactions and Related Income—For financial reporting purposes, securities transactions are accounted for on the trade date. At all other times, the Trust's securities transactions are recorded on a trade date plus one business day basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Options Contracts—The Funds may write or purchase option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by premiums paid.

Fifth Third Variable Insurance Funds

Notes to Financial Statements — (continued)
December 31, 2005

In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value.

Expenses—Expenses that are directly related to the Funds are charged directly to the Funds, while general Trust expenses are allocated to the Funds of the Trust based on their relative net assets or another appropriate method.

Dividends to Shareholders—Dividends from net investment income, if any, are declared and paid annually for the Quality Growth VIP Fund and Mid Cap VIP Fund, and declared and paid quarterly for the Balanced VIP Fund and Disciplined Value VIP Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns and distributions) such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent these differences exceed net investment income and net realized gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes—It is the intention of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

3.  Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities) for the year ended December 31, 2005, were as follows:

	Purchases	Sales
Quality Growth VIP Fund	$17,377,877	$16,105,941
Balanced VIP Fund	1,607,346	1,355,984
Mid Cap VIP Fund	9,636,675	8,450,980
Disciplined Value VIP Fund	8,306,987	5,002,965

The amounts for the Balanced VIP Fund include purchases and sales of U.S. Government Securities of $357,459 and $278,191, respectively.

4.  Related Party Transactions:

Investment advisory services are provided to the Funds by Fifth Third Asset Management, Inc. (the "Advisor"), a subsidiary of Fifth Third Bancorp. Under the terms of the investment advisory agreement, the Advisor is entitled to receive a fee computed daily at the annual rate of 0.70% of the average daily net assets for the Quality Growth VIP Fund, and 0.80% of the average daily net assets for the Balanced VIP Fund, Mid Cap VIP Fund and Disciplined Value VIP Fund.

The Advisor has entered into an expense limitation agreement with the Trust. Under the terms of this agreement, the Advisor has contractually agreed to reduce the fees payable to it under the investment advisory agreement and make additional payments to the extent necessary to limit expenses to 1.10% of the average daily net assets of each Fund for a three-year period ("Expense Limitation Term"). The Advisor may request and receive reimbursement of the investment advisory fees waived and other expenses reimbursed by it at a later date not to exceed the Expense Limitation Term. Such repayments shall be made monthly, but only if the operating expenses of each Fund are at an annualized rate less than the expense limit for the payments made through the Expense Limitation Term. As of the year ended December 31, 2005, the reimbursement that may potentially be made by the Funds is as follows:

	Expires 2008	Expires 2007	Expires 2006
Quality Growth VIP Fund	$3,630	$19,268	$62,061
Balanced VIP Fund	29,272	29,069	38,618
Mid Cap VIP Fund	22,320	30,116	39,732
Disciplined Value VIP Fund	19,441	28,111	40,014

Fifth Third Variable Insurance Funds

Notes to Financial Statements — (continued)
December 31, 2005

BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio is entitled to a fee computed at an annual rate of 0.045% of the Fund's average daily net assets. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant. Under the terms of the Fund Accounting Agreement between BISYS Ohio and the Trust, BISYS Ohio is entitled to a fee computed at an annual rate of 0.03% of the Fund's average daily net assets, subject to a minimum annual fee plus reimbursement of out-of-pocket expenses. Under the terms of the Transfer Agency Agreement between BISYS Ohio and the Trust, BISYS Ohio receives additional per account fees, subject to a base fee, plus reimbursement of out-of-pocket expenses. BISYS Ohio also provides an employee to serve the Funds as Chief Compliance Officer for which BISYS Ohio receives compensation and reimbursement of out-of-pocket expenses as approved by the Trust's Board of Trustees. BISYS Ohio voluntarily waived certain fees during the period. These waivers are shown separately on the Statement of Operations from those reduced pursuant to the expense limitation agreement previously described. Additionally, BISYS Ohio reimbursed the Disciplined Value VIP Fund in the amount of $14,282 for non-recurring expenses that the Fund incurred. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS Group, Inc.

Fifth Third Bank serves as the Funds' custodian and receives a fee computed daily at an annual rate of 0.0025% of the average daily net assets of the Funds.

The Trust has adopted a Variable Contract Owner Servicing Plan (the "Service Plan") under which the Funds may reimburse to a servicing agent a fee at an annual rate of up to 0.25% of the average daily net assets of the Funds. For the year ended December 31, 2005, the Funds did not make any payments pursuant to the Service Plan.

5.  Federal Tax Information:

The tax character of distributions paid during the fiscal year ended December 31, 2005 was as follows:

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Quality Growth VIP Fund	$4,329	$—	$4,329	$465	$4,794
Balanced VIP Fund	32,717	51,869	84,586	—	84,586
Mid Cap VIP Fund	14,216	—	14,216	—	14,216
Disciplined Value VIP Fund	161,158	85,326	246,484	—	246,484

The tax character of distributions paid during the fiscal year ended December 31, 2004 was as follows:

	Distributions paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Balanced VIP Fund	$29,920	$4,391	$34,311	$34,311
Disciplined Value VIP Fund	84,643	2,509	87,152	87,152

Fifth Third Variable Insurance Funds

Notes to Financial Statements — (continued)
December 31, 2005

As of December 31, 2005, the components of tax basis accumulated earnings/(deficit) were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)*	Total Accumulated Earnings/ (Deficit)
Quality Growth VIP Fund	$—	$—	$—	$(302,790)	$2,483,742	$2,180,952
Balanced VIP Fund	12,885	19,667	32,552	—	151,786	184,338
Mid Cap VIP Fund	5,133	—	5,133	(115,407)	3,821,240	3,710,966
Disciplined Value VIP Fund	382,493	184,048	566,541	—	2,483,389	3,049,930

*  The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales.

As of December 31, 2005, for Federal income tax purposes, the following Funds have capital loss carry forwards available to offset future capital gains, if any, to the extent provided by the treasury regulations:

	Expiration Year
	2010	2011	2012	Total
Quality Growth VIP Fund	$21,175	$80,850	$200,765	$302,790
Mid Cap VIP Fund	—	—	115,407	115,407

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of
Variable Insurance Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fifth Third Quality Growth VIP Fund, Fifth Third Balanced VIP Fund, Fifth Third Mid Cap VIP Fund and Fifth Third Disciplined Value VIP Fund (four series of Variable Insurance Funds hereafter referred to as the "Funds") at December 31, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years then ended and the financial highlights for each of the four years then ended in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation and examination of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Fifth Third Quality Growth VIP Fund for the period January 26, 2001 through December 31, 2001 were audited by other independent auditors whose report dated February 15, 2002 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

Columbus, Ohio
February 17, 2006

Fifth Third Variable Insurance Funds

Supplemental Information (Unaudited)
December 31, 2005

FIFTH THIRD VARIABLE INSURANCE FUNDS MANAGEMENT

The Trustees and Officers of the Funds, their date of birth, the position they hold with the Funds, their term of office and length of time served, a description of their principal occupations during the past five years, the number of portfolios in the fund complex that the Trustee oversees and any other directorships held by the Trustee are listed in two tables immediately following. The business address of the persons listed below is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

Trustees and Officers of the Trust

Name, Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee*
Non-Interested Trustees
James H. Woodward Date of Birth: 11/24/1939	Trustee	Indefinite; 4/97 to present	Chancellor, University of North Carolina at Charlotte—7/89 to present	5	The Coventry Group
Michael Van Buskirk Date of Birth: 2/22/1947	Trustee and Chairman of the Board	Indefinite; 4/97 to present	Chief Executive Officer, Ohio Bankers Assoc. (industry trade association)— 5/91 to present	5	The Coventry Group
Maurice Stark Date of Birth: 9/23/1935	Trustee	Indefinite; 3/04 to present	Consultant, (part-time) Battelle Memorial Institute—1/95 to present	5	The Coventry Group
Interested Trustee
Walter B. Grimm1 Date of Birth: 6/30/1945	Trustee	Indefinite; 4/97 to present	Employee of BISYS Fund Services—6/92 to 9/05	5	American Performance Funds, The Coventry Group, Legacy Funds Group, Performance Funds Trust, United American Cash Reserves

*  Not reflected in prior column.

1  Mr. Grimm may be deemed to be an "interested person," as defined by the Investment Company Act, of the Trust due to his previous employment with BISYS Fund Services, the Funds' distributor.

Fifth Third Variable Insurance Funds

Supplemental Information (Unaudited) — (continued)
December 31, 2005

Executive Officers
Name, Address, and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
R. Jeffrey Young 3435 Stelzer Road Columbus, OH 43219 Date of Birth: 8/22/1964	President	Indefinite; 9/05 to present	Employee of BISYS Fund Services (10/93 to present).
Alaina Metz 3435 Stelzer Road Columbus, OH 43219 Date of Birth: 4/4/1967	Secretary	Indefinite; 4/97 to present	Employee of BISYS Fund Services (6/95 to present).
Rodney Ruehle 3435 Stelzer Road Columbus, OH 43219 Date of Birth: 4/26/1968	Anti-Money Laundering Officer and Chief Compliance Officer	Indefinite; 8/04 to present	Employee of BISYS Fund Services (8/95 to present).
Aaron J. Masek 3435 Stelzer Road Columbus, OH 43219 Date of Birth: 1/26/74	Treasurer	Indefinite; 10/05 to present	Employee of BISYS Fund Services (3/97 to present).
Chris Sabato 3435 Stelzer Road Columbus, OH 43219 Date of Birth: 12/15/1968	Assistant Treasurer	Indefinite; 5/03 to present	Employee of BISYS Fund Services (2/93 to present).

The officers of the Trust are interested persons (as defined in the 1940 Act) and receive no compensation directly from the Funds for performing the duties of their offices.

The Statement of Additional Information contains more information about the Funds and can be obtained free of charge by calling 1-800-282-5706.

ADDITIONAL TAX INFORMATION

The Funds designate the following amounts as long term capital gain distributions. The amounts designated may not agree with the long term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

Amount
Balanced VIP Fund	$51,869
Disciplined Value VIP Fund	85,326

For the taxable year ended December 31, 2005, the following percentage of income dividends paid by the Fund qualify for the dividends received deduction available to corporations:

Percentage
Balanced VIP Fund	67.94%
Mid Cap VIP Fund	100.00%
Disciplined Value VIP Fund	93.94%

Fifth Third Variable Insurance Funds

Supplemental Information — (continued)
December 31, 2005

EXPENSE EXAMPLES

As a shareholder of the Fifth Third Variable Insurance Funds, you incur two types of costs: (1) transaction costs, including insurance contract charges; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fifth Third Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example does not reflect expenses associated with insurance company separate accounts or your insurance contract.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 through December 31, 2005.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expense Paid During Period* 7/1/05 - 12/31/05	Expense Ratio During Period** 7/1/05 - 12/31/05
Quality Growth VIP Fund	$1,000.00	$1,079.20	$5.76	1.10%
Balanced VIP Fund	1,000.00	1,010.30	5.57	1.10%
Mid Cap VIP Fund	1,000.00	1,077.80	5.76	1.10%
Disciplined Value VIP Fund	1,000.00	1,047.40	5.68	1.10%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**  Absent the Advisor's contractual obligation to reduce a portion of its fees and limit Fund expenses during the period, expenses paid during the period would have been higher, and ending account values would have been lower.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fifth Third Variable Insurance Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as insurance contract charges. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/05	Ending Account Value 12/31/05	Expense Paid During Period* 7/1/05 - 12/31/05	Expense Ratio During Period** 7/1/05 - 12/31/05
Quality Growth VIP Fund	$1,000.00	$1,019.66	$5.60	1.10%
Balanced VIP Fund	1,000.00	1,019.66	5.60	1.10%
Mid Cap VIP Fund	1,000.00	1,019.66	5.60	1.10%
Disciplined Value VIP Fund	1,000.00	1,019.66	5.60	1.10%

*  Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**  Absent the Advisor's contractual obligation to reduce a portion of its fees and limit Fund expenses during the period, expenses paid during the period would have been higher, and ending account values would have been lower.

Fifth Third Variable Insurance Funds

Supplemental Information (Unaudited) — (continued)
December 31, 2005

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-282-5706; or on the Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Schedules of Portfolio Investments for periods ending March 31 and September 30 are available, without charge, on the Securities and Exchange Commission's website at http://www.sec.gov.

Item 2. Code of Ethics.

(a) The Registrant's Board of Trustees ("Board") has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the Registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The Registrant’s Board has determined that the registrant has at least one audit committee financial expert as defined by Item 3 of Form N-CSR serving on its audit committee.

3(a)(2) The audit committee financial expert is Maurice G. Stark, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees.

For the fiscal years ended December 31, 2005 and December 31, 2004, Audit Fees for the Funds totaled approximately $30,000 and $33,500, respectively, including fees associated with the annual audit and filings of the Trust’s Form N-1A.

(b) Audit-Related Fees.

For the fiscal years ended December 31, 2005 and December 31, 2004, Audit-Related Fees for the Funds totaled approximately $6,000 and $0, respectively, including fees associated with the required 17F-2 counts and filings of the Trust.

(c) Tax Fees.

For the fiscal years ended December 31, 2005 and December 31, 2004, Tax Fees for the Funds including tax compliance, tax advice and tax planning, totaled approximately $10,000 and $10,000, respectively.

(d) All Other Fees

For the fiscal years ended December 31, 2005 and December 31, 2004, Other Fees billed to the Funds totaled approximately $0 and $0, respectively.

(e)(1) Except as permitted by Rule 2-01(c)(7)(i)(C) of Regulation S-X, the Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

2) None of the services summarized in (b)-(d), above, were approved pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ended December 31, 2005 and December 31, 2004, Non-Audit Fees billed to the Funds for services provided to the Funds and any of the Fund’s investment advisers and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Funds for each of the last two fiscal years of the Funds, totaled approximately $10,000 and $10,000, respectively.

(h) The Audit Committee has considered that the provision of non-audit services that were rendered to the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.     Audit Committee of Listed Registrants.

Not applicable.

Item 6.     Schedule of Investments.

The complete schedule of investsments for each series is disclosed in the Registrant's annual reports to shareholders which are included as Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has formalized its policies and process by which shareholders may recommend nominees (“Nominee”) to the Board in a set of written procedures.  The Board has designated a Nominating Committee (“Committee”), composed entirely of Independent Trustees for the purpose of selecting and evaluating each Nominee’s qualifications, including each Nominee’s independence from the Registrant’s investment advisers and other principal service providers. The Committee has adopted a written charter that sets forth the policies and procedures of the Committee. As part of these policies and procedures, the Committee may consider suggestions for Trustee candidates from the investment adviser and other service providers of the Registrant.  In addition, a shareholder of a series of the Registrant may submit Nominees for the Committee to consider. The shareholder must submit any such nomination in writing to the Trust, to the attention of the Secretary. In order for the Committee to consider shareholder submissions, certain requirements as set forth in the charter generally must be satisfied regarding the Nominee. Further, in order for the Committee to consider shareholder submissions, certain requirements as set forth in the charter must be satisfied regarding the shareholder or shareholder group submitting the proposed Nominee.

Item 11. Controls and Procedures.

(a)The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) under the Act as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b)There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Act, are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Act, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 ("Exchange Act"), and Section 1350 of chapter 63 of Title 18 of the United States Code are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Variable Insurance Funds

By (Signature and Title)	/s/ Aaron J. Masek	Aaron J. Masek, Treasurer

Date	March 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young	R. Jeffrey Young, President

Date	March 7, 2006

By (Signature and Title)	/s/ Aaron J. Masek	Aaron J. Masek, Treasurer

Date	March 7, 2006